Restricted Net Assets	9 Months Ended
Sep. 30, 2022
Restricted Assets Disclosure [Abstract]
RESTRICTED NET ASSETS

12. RESTRICTED NET ASSETS

As of December 31, 2021 and September 30, 2022, the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries had appropriated RMB42,781 and RMB43,612 (US$6,131), respectively, in their statutory reserves.

Under the PRC laws and regulations, the subsidiaries, VIEs and the VIEs’ subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances of the combined and consolidated net assets as of September 30, 2022. Even though the Group currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIEs and VIEs’ subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries, VIEs and VIEs’ subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely declare and pay dividends to or distribution to its shareholders. Amounts of net assets restricted include paid-in capital of the Company’s PRC subsidiaries and the net assets of the VIEs and VIEs’ subsidiaries in which the Company has no legal ownership, totaling RMB19,344,659 (US$2,719,429) as of September 30, 2022.